Segment Reporting - Schedule of Segment Information (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Schedule of Segment Information [Abstract]
Research and development	$ 233,665		$ 381,061		$ 1,010,075		$ 909,746		$ 1,849,996		$ 3,190,293
Sales and marketing	5,813		68,834		10,091		137,825		189,470		571,040
General and administrative	1,243,778		851,195		2,636,838		1,722,801		3,723,635		7,055,814
Total operating expenses	1,483,256		1,301,090		3,657,004		2,770,372		5,763,101		10,817,147
Operating loss	(1,483,256)		(1,301,090)		(3,657,004)		(2,770,372)		(5,763,101)		(10,817,147)
Other segment items	1,643,200	[1]	75,178	[1]	2,505,515	[1]	508,130	[1]	(1,264,309)	[2]	(690,800)	[2]
Net income/(loss)	159,944		(1,225,912)		(1,151,489)		(2,262,242)		(7,027,410)		(11,507,947)
Reconciliation of net loss
Adjustments and reconciling items	0		0		0		0		0		0
Consolidated net income/(loss)	$ 159,944		$ (1,225,912)		$ (1,151,489)		$ (2,262,242)		$ (7,027,410)		$ (11,507,947)

[1]	Other segment items included in segment loss include digital asset staking compensation, changes in fair value of digital asset, changes in warrant liability and interest income.
[2]	Other segment items included in segment loss includes digital asset staking compensation, changes in digital assets, warrant expense, changes in warrant liability, gain on settlement of warrant liability and interest income.